Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Leases
Cumulative effect of accounting changes	$ 2	$ 195
Rent expense, cancellable long-term operating lease	189	183
Rent expense, cancellable short-term operating lease	12	12
Retained earnings
Leases
Cumulative effect of accounting changes	$ 2	$ 165
Minimum | ASC 842 | Retained earnings
Leases
Cumulative effect of accounting changes			$ 0